Segment Information - Disaggregation of Total Revenues (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information
Domestic revenue	$ 73,845,741	$ 72,076,755	$ 68,638,166
Export revenue	308,194	71,661	146,324
Abroad revenue	1,372,674	1,767,016	1,895,737
Total revenue	75,526,609	73,915,432	70,680,227
Radio - Advertising
Segment Information
Domestic revenue			223,272
Total revenue			223,272
Operating Segments [Member]
Segment Information
Total revenue	75,526,609	73,915,432	70,680,227
Elimination Of Intersegment Amounts [Member]
Segment Information
Domestic revenue	(562,995)	(520,254)	(525,786)
Total revenue	(562,995)	(520,254)	(525,786)
Reportable segments
Segment Information
Total revenue	76,089,604	74,435,686	70,982,741
Reportable segments | Operating Segments [Member]
Segment Information
Domestic revenue	74,408,736	72,597,009	68,940,680
Export revenue	308,194	71,661	146,324
Abroad revenue	1,372,674	1,767,016	1,895,737
Total revenue	76,089,604	74,435,686	70,982,741
Reportable segments | Elimination Of Intersegment Amounts [Member]
Segment Information
Total revenue	(562,995)	(520,254)	(525,786)
Cable
Segment Information
Total revenue	48,411,776	48,020,929	45,367,108
Cable | Operating Segments [Member] | Digital TV Service
Segment Information
Domestic revenue	16,054,150	15,883,520	16,549,458
Total revenue	16,054,150	15,883,520	16,549,458
Cable | Operating Segments [Member] | Advertising
Segment Information
Domestic revenue	2,073,346	1,971,853	1,633,201
Total revenue	2,073,346	1,971,853	1,633,201
Cable | Operating Segments [Member] | Broadband Services
Segment Information
Domestic revenue	19,197,699	18,648,098	16,540,687
Total revenue	19,197,699	18,648,098	16,540,687
Cable | Operating Segments [Member] | Telephony
Segment Information
Domestic revenue	5,259,768	4,977,671	4,382,964
Total revenue	5,259,768	4,977,671	4,382,964
Cable | Operating Segments [Member] | Other Services
Segment Information
Domestic revenue	627,303	598,890	702,023
Total revenue	627,303	598,890	702,023
Cable | Operating Segments [Member] | Enterprise Operations
Segment Information
Domestic revenue	4,940,564	5,699,425	5,245,443
Abroad revenue	258,946	241,472	313,332
Total revenue	5,199,510	5,940,897	5,558,775
Cable | Operating Segments [Member] | Leasing set-top equipment
Segment Information
Total revenue	5,899,902	5,678,042	5,514,984
Cable | Elimination Of Intersegment Amounts [Member]
Segment Information
Total revenue	(151,403)	(54,919)	(59,071)
Sky
Segment Information
Total revenue	20,339,038	22,026,616	22,134,701
Sky | Operating Segments [Member] | Advertising
Segment Information
Domestic revenue	1,183,495	1,233,537	1,112,662
Total revenue	1,183,495	1,233,537	1,112,662
Sky | Operating Segments [Member] | DTH Broadcast Satellite TV
Segment Information
Domestic revenue	17,970,812	19,210,652	19,398,285
Abroad revenue	1,101,419	1,514,377	1,569,999
Total revenue	19,072,231	20,725,029	20,968,284
Sky | Operating Segments [Member] | Pay-Per-View
Segment Information
Domestic revenue	71,003	56,883	42,291
Abroad revenue	12,309	11,167	11,464
Total revenue	83,312	68,050	53,755
Sky | Operating Segments [Member] | Leasing set-top equipment
Segment Information
Total revenue	7,783,254	9,338,664	9,212,317
Sky | Elimination Of Intersegment Amounts [Member]
Segment Information
Total revenue	(3,804)	(1,858)	(225)
Other Businesses
Segment Information
Total revenue	7,338,790	4,388,141	3,480,932
Other Businesses | Operating Segments [Member] | Gaming
Segment Information
Domestic revenue	2,493,534	1,673,911	959,985
Total revenue	2,493,534	1,673,911	959,985
Other Businesses | Operating Segments [Member] | Soccer, Sports and Show Business
Segment Information
Domestic revenue	2,189,093	1,658,928	1,382,708
Export revenue	308,194	71,661	146,324
Total revenue	2,497,287	1,730,589	1,529,032
Other Businesses | Operating Segments [Member] | Publishing - Magazines
Segment Information
Domestic revenue	275,755	341,159	269,768
Abroad revenue			942
Total revenue	275,755	341,159	270,710
Other Businesses | Operating Segments [Member] | Publishing - Advertising
Segment Information
Domestic revenue	152,820	143,622	173,645
Total revenue	152,820	143,622	173,645
Other Businesses | Operating Segments [Member] | Publishing Distribution
Segment Information
Domestic revenue	261,077	286,454	309,673
Total revenue	261,077	286,454	309,673
Other Businesses | Operating Segments [Member] | Feature Film Production and Distribution
Segment Information
Domestic revenue	1,658,317	212,406	237,887
Total revenue	1,658,317	212,406	237,887
Other Businesses | Elimination Of Intersegment Amounts [Member]
Segment Information
Total revenue	$ (407,788)	$ (463,477)	$ (466,490)